Stockholders' Equity	6 Months Ended
Jun. 30, 2013
Stockholders' Equity
Note 10.	Stockholders’ Equity

Artisan Partners Holdings—Partners’ Deficit

Prior to the reorganization described in Note 2, “Reorganization and IPO”, Holdings was a private company. Holdings had several outstanding classes of partnership units held by investors.

Holdings historically made, and will continue to make, distributions of its net income to the holders of its partnership units for income taxes as required under the terms of the partnership agreement and also made, and will continue to make, additional distributions of its net income under the terms of the partnership agreement. The distributions were recorded in the financial statements on the declaration date, or on the payment date in lieu of a declaration date.

Partnership distributions totaled $20,379 and $33,699 for the three months ended June 30, 2013 and 2012, respectively, and $186,620 and $53,507 for the six months ended June 30, 2013 and 2012, respectively. The portion of these distributions made prior to the IPO to the holders of Class B common units (which were classified as liability awards prior to the IPO) are reflected as compensation and benefits expense within the Consolidated Statements of Operations. The portion of these distributions made, prior to the IPO, to the other holders of common units and, after the IPO, to all unitholders impact total stockholders’ equity, with the exception of the portion of distributions made to APAM, the general partner of Holdings.

The pre-IPO partners of Holdings received APAM shares in connection with the reorganization and IPO, as described below.

APAM—Stockholders’ Equity

As of June 30, 2013, APAM had the following authorized and outstanding equity:

	Shares at June 30, 2013
	Authorized	Outstanding	Voting Rights	Economic Rights
Common shares
Class A, par value $0.01 per share	500,000,000	12,712,279	1 vote per share	Proportionate (2)
Class B, par value $0.01 per share	200,000,000	25,839,002	5 votes per share (1)	None (2)
Class C, par value $0.01 per share	400,000,000	28,834,161	1 vote per share (1)	None (2)

Preferred shares
Convertible preferred, par value $0.01 per share	15,000,000	2,565,463	1 vote per share	Proportionate (2)

(1)

In connection with the IPO-related reorganization, each of our employee-partners and Artisan Investment Corporation granted an irrevocable voting proxy with respect to all shares of our common stock they held at such time or acquire from us in the future to a Stockholders Committee. As of June 30, 2013, our employee-partners held all 25,839,002 outstanding shares of Class B common stock and AIC held 9,627,644 outstanding shares of Class C common stock.

(2)

The holders of preferred units of Holdings are entitled to preferential distributions in the case of a partial capital event or upon dissolution of Holdings. In the case of any distributions on the preferred units, prior to declaring or paying any dividends on the Class A common stock, APAM must pay the holders of convertible preferred stock a dividend equal to the distribution APAM received in respect of the preferred units it holds, net of taxes, if any.

APAM is dependent on cash generated by Holdings to fund any dividends. Generally, Holdings will distribute its profits to all of its partners, including APAM, based on the proportionate ownership each holds in Holdings. APAM will fund dividends to its stockholders from its proportionate share of those distributions after provision for its taxes and other obligations.

In connection with the reorganization and IPO described in Note 2, “Reorganization and IPO”, APAM issued the following shares during the six months ended June 30, 2013:

Class A Common Stock

APAM issued 12,712,279 shares of Class A common stock in the IPO. APAM also granted a total of 16,670 restricted stock units with respect to Class A common stock to non-employee directors in connection with the IPO. Following the first anniversary of the IPO (absent an earlier waiver by APAM), subject to certain conditions and restrictions, each Class A, Class B, Class D and Class E unit of Holdings (together with the corresponding share of Class B or Class C common stock) will be exchangeable for one share of Class A common stock. The preferred units of Holdings (together with the corresponding shares of Class C common stock) will also be exchangeable for Class A common stock, though in certain circumstances on less than a one-for-one basis. Our convertible preferred stock is convertible into Class A common stock generally on a one-for-one basis, though in certain circumstances on a less than one-for-one basis.

Class B Common Stock

APAM issued 26,271,120 shares of Class B common stock to employee-partners in amounts equal to the number of Class B common units those individuals held in Holdings. Upon termination of employment with Artisan, an employee-partner’s vested Class B common units are automatically exchanged for Class E common units; unvested Class B common units are forfeited. The employee-partner’s shares of Class B common stock are canceled and APAM issues the former employee-partner a number of shares of Class C common stock equal to the former employee-partner’s number of Class E common units. The former employee-partner’s Class E common units are exchangeable for Class A common stock subject to the same restrictions and limitations on exchange applicable to the other common units of Holdings. During the three and six months ended June 30, 2013, 432,118 shares of Class B common stock were canceled as a result of the termination of employment of employee-partners.

Class C Common Stock

APAM issued 28,442,643 shares of Class C common stock to certain investors in Holdings. The number of shares issued was equal to the number of units the investors held in Holdings. During the three and six months ended June 30, 2013, 391,518 shares of Class C common stock were issued to former employee-partners in connection with the termination of their employment as described above.

Convertible Preferred Stock

APAM issued 2,565,463 shares of convertible preferred stock in connection with the H&F Corp Merger as described in Note 2, “Reorganization and IPO”. Shares of APAM convertible preferred stock are convertible into Class A common stock generally on a one-for-one basis, though in certain circumstances on a less than one-for-one basis. When the holders of APAM convertible preferred stock are no longer entitled to preferential distributions, all shares of convertible preferred stock will automatically convert into shares of Class A common stock at the conversion rate plus cash in lieu of fractional shares.